Share capital - Schedule of reconciliation of the share capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance	$ 51,032,428	$ 12,413,399
Shares issued	11,539,417	47,853,745
Share issuance costs		(6,634,405)
Reverse acquisition		10,012,779
Share based payments	16,061,319	6,440,406
Share options exercised	732,598	2,857,050
Warrants exercised	94,991	800,078
Ending balance	48,222,087	51,032,428
Class A shares
Disclosure of classes of share capital [line items]
Beginning balance	$ 201,500	$ 201,500
Beginning balance (shares)	72	72
Ending balance	$ 201,500	$ 201,500
Ending balance (shares)	72	72
Class B shares
Disclosure of classes of share capital [line items]
Beginning balance	$ 67,916,302	$ 12,794,963
Beginning balance (shares)	6,843,780	3,794,846
Shares issued	$ 11,539,417	$ 47,853,745
Shares issued (shares)	408,651	2,268,035
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc	$ 16,431,818
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares)	510,940
Share issuance costs		$ (6,634,405)
Reverse acquisition		$ 9,868,179
Reverse acquisition (shares)		545,505
Warrant valuations		$ (2,366,670)
Share options exercised	$ 1,782,438	$ 5,145,825
Share options exercised (shares)	130,189	190,463
Warrants exercised	$ 145,174	$ 1,254,665
Warrants exercised (shares)	12,167	44,931
Ending balance	$ 97,815,149	$ 67,916,302
Ending balance (shares)	7,905,727	6,843,780
Warrants
Disclosure of classes of share capital [line items]
Beginning balance	$ 4,442,145	$ 2,116,900
Beginning balance (shares)	546,212	354,996
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc	$ 1,888,086
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares)	67,598
Reverse acquisition		$ 118,875
Reverse acquisition (shares)		37,313
Warrant valuations		$ 2,366,670
Warrant valuations (shares)		198,835
Share based payments		$ 294,287
Warrants exercised	$ (50,183)	$ (454,587)
Warrants exercised (shares)	(12,167)	(44,932)
Warrants expired	$ (535,014)
Warrants expired (shares)	(134,192)
Ending balance	$ 5,745,034	$ 4,442,145
Ending balance (shares)	467,451	546,212